Mineral Rights and Properties - Schedule of Mineral Rights and Properties (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Mineral Rights and Properties - Schedule of Mineral Rights and Properties (Details) [Line Items]
Mineral rights and properties total	$ 586,982	$ 318,833
Producing Mineral Properties [Member]
Mineral Rights and Properties - Schedule of Mineral Rights and Properties (Details) [Line Items]
Mineral rights and properties total	332,631	299,312
Non-Producing Mineral Properties [Member]
Mineral Rights and Properties - Schedule of Mineral Rights and Properties (Details) [Line Items]
Mineral rights and properties total	$ 254,351	$ 19,521